Related Party Transactions (Details) - Schedule of Balances with Related Parties - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Accounts receivable - related parties
Total Accounts receivable - related parties		$ 629,652
Prepayments - related parties
Total Prepayments - related parties	64,908
Accounts payable - related parties
Total Accounts payable - related parties		70,989
Due to related parties
Total Due to related parties	115,588	57,921
Jinan Zhongshi Huiyun [Member]
Accounts receivable - related parties
Total Accounts receivable - related parties		629,652
Accounts payable - related parties
Total Accounts payable - related parties		70,562
Due to related parties
Total Due to related parties		33,098
Nanjing Guosheng Huaxing [Member]
Prepayments - related parties
Total Prepayments - related parties	64,908
Due to related parties
Total Due to related parties		24,823
Shenzhen Zhixie Yunbi [Member]
Accounts payable - related parties
Total Accounts payable - related parties		427
Beijing Guosheng Huaxing [Member]
Due to related parties
Total Due to related parties	49,538
Beijing Zhongshi Huiyun [Member]
Due to related parties
Total Due to related parties	$ 66,050